Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net income	$ 49,678	$ 21,100
Add (deduct) items not affecting cash:
Finance costs	213	3,258
Income tax expense	20,277	14,043
Depreciation, amortization and depletion	28,968	29,370
(Gain) loss on investments	(7,677)	2,318
Share of loss in associates	2,692	2,901
Dilution (gain) loss on investment in associate	(733)	107
Impairment of investment in associate	4,251
Impairment of mineral rights and properties		20,211
Loss on disposal of plant and equipment	45	444
Share-based compensation	4,146	3,842
Reclamation expenditures	(970)	(361)
Income taxes paid	(13,383)	(9,537)
Interest paid	(22)	(43)
Changes in non-cash operating working capital	4,085	(2,010)
Net cash provided by operating activities	91,570	85,643
Plant and equipment
Additions	(11,523)	(13,293)
Proceeds on disposals	880	215
Mineral rights and properties
Capital expenditures	(51,945)	(41,664)
Reclamation deposits
Paid	(1,079)	(317)
Refund	2,962	1,152
Other investments
Acquisition	(23,305)	(3,702)
Proceeds on disposals	1,492	1,035
Investment in associates	(4,997)	(2,055)
Short-term investment
Purchase	(65,585)	(182,299)
Redemption	87,390	214,232
Principal received on lease receivable		172
Net cash used in investing activities	(65,710)	(26,524)
Financing activities
Principal payments on lease obligation	(262)	(597)
Cash dividends distributed	(4,428)	(4,425)
Non-controlling interests
Distribution	(11,088)	(10,880)
Common shares repurchased as part of normal course issuer bid	(1,020)	(2,078)
Net cash used in financing activities	(16,798)	(17,980)
Effect of exchange rate changes on cash and cash equivalents	(1,812)	(8,749)
Increase in cash and cash equivalents	7,250	32,390
Cash and cash equivalents, beginning of the period	145,692	113,302
Cash and cash equivalents, end of the period	152,942	145,692
Supplementary cash flow information